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                               PPM America Funds
                        225 West Wacker Drive, Suite 1200
                             Chicago, Illinois 60606

                                   May 4, 2000



BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Ladies and Gentlemen:


                                PPM AMERICA FUNDS
                       1933 ACT REGISTRATION NO. 333-63295
                       1940 ACT REGISTRATION NO. 811-09001

         In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, PPM America Funds (the "Trust") certifies that:

         a. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

         b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on May 1, 2000.

                                        Very truly yours,

                                        PPM AMERICA FUNDS

                                        /s/ Mark D. Nerud

                                        Mark D. Nerud
                                        Secretary